Income Taxes (Tables)	6 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Components of the Income Tax Expense (Benefit)

The components of the income tax expense (benefit) are as follows:

	For the six months ended September 30,
	2025	2024
	USD	USD
	(unaudited)	(unaudited)
Current
Cayman Islands	-	-
British Virgin Islands	-	-
Hong Kong	16,241	123,722

Deferred
Cayman Islands		-
British Virgin Islands		-
Hong Kong	(10,852)	(432)
Total	5,389	123,290

Schedule of Components of the Company’s Deferred Tax Asset and Liability

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Deferred tax assets
Right-of-use assets – finance lease	836	984
Provision for allowance of credit losses	22,845	11,845
	23,681	12,829

Schedule of Income Tax Expenses
	For the six months ended September 30,
	2025	2024
	USD	USD
	(unaudited)	(unaudited)
Profit before income taxes	152,169	867,030
Hong Kong Profits Tax rate	8.25%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	12,554	143,060

Reconciling items:
Tax effect of income that is not taxable*	(1,769)	(252)
Tax effect of expense that is not deductible@	61	1,636
Effect of two-tier tax rate	(5,457)	(21,154)
Statutory tax deduction#	-	-
Income tax expense	5,389	123,290

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

@	Expense that is not deductible mainly consisted of donations made to the organization which is not tax-exempt charities under section 88 of Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$1,500 for each business.